Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37611
Entity Registrant Name	Pyxis Tankers Inc.
Entity Central Index Key	0001640043
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
City Area Code	30
Local Phone Number	210 638 0200